UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1.  Schedule of Investments

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Time deposits — 15.84%
Banking-non-US — 15.84%
Credit Agricole Corporate & Investment Bank
1.060%, due 08/01/17	123,500,000	123,500,000
Credit Industriel et Commercial
1.060%, due 08/01/17	100,000,000	100,000,000
DnB NOR Bank ASA
1.070%, due 08/01/17	135,000,000	135,000,000
Natixis
1.080%, due 08/01/17	124,000,000	124,000,000
Nordea Bank AB
1.070%, due 08/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB
1.070%, due 08/01/17	90,000,000	90,000,000
Svenska Handelsbanken
1.060%, due 08/01/17	80,000,000	80,000,000

Total time deposits (cost — $777,500,000)		777,500,000

Certificates of deposit — 21.08%
Banking-non-US — 17.65%
Bank of Montreal
1.260%, due 10/13/17	39,000,000	38,997,850
1.337%, due 08/03/17[1]	25,000,000	24,961,222
1.694%, due 08/14/17[1]	25,000,000	25,022,634
Bank of Nova Scotia
1.480%, due 08/16/17[1]	20,000,000	20,016,127
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.160%, due 08/04/17	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
1.170%, due 08/08/17	10,000,000	10,000,023
1.684%, due 08/09/17[1]	25,000,000	25,013,981
Cooperatieve Rabobank UA
1.242%, due 08/15/17[1]	35,000,000	34,999,915
1.432%, due 08/21/17[1]	20,000,000	20,015,595
DnB NOR Bank ASA
1.180%, due 08/14/17[1]	22,000,000	21,999,989
DZ Bank
1.300%, due 10/20/17	40,000,000	40,001,265
Industrial & Commercial Bank of China Ltd.
1.400%, due 08/11/17	23,000,000	23,000,366
KBC Bank NV
1.180%, due 08/02/17	65,000,000	64,999,988
Oversea-Chinese Banking Corp. Ltd.
1.300%, due 09/20/17	36,500,000	36,501,245

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Royal Bank of Canada
1.377%, due 08/07/17[1]	22,000,000	21,998,575
Skandinaviska Enskilda Banken AB
1.182%, due 08/02/17[1]	25,000,000	24,998,586
1.529%, due 08/21/17[1]	5,000,000	5,002,210
1.653%, due 08/07/17[1]	25,000,000	25,019,316
Svenska Handelsbanken AB
1.260%, due 11/17/17	18,000,000	17,997,915
1.346%, due 08/15/17[1]	33,000,000	33,006,504
1.363%, due 08/07/17[1]	37,000,000	36,998,831
1.422%, due 08/15/17[1]	20,000,000	20,002,071
Swedbank AB
1.160%, due 08/02/17	93,000,000	93,000,191
Toronto Dominion Bank Ltd.
1.300%, due 10/06/17	40,500,000	40,504,186
1.406%, due 08/15/17[1]	12,000,000	11,999,509
1.624%, due 10/13/17[1]	25,000,000	25,036,107

		866,094,201

Banking-US — 3.43%
Branch Banking & Trust Co.
1.160%, due 08/02/17	80,000,000	79,999,954
Citibank New York N.A.
1.280%, due 11/08/17	55,000,000	54,992,853
Wells Fargo Bank N.A.
1.284%, due 08/04/17[1]	8,500,000	8,502,112
1.514%, due 08/14/17[1]	25,000,000	25,023,508

		168,518,427

Total certificates of deposit (cost — $1,034,499,961)		1,034,612,628

Commercial paper[2] — 53.86%
Asset backed-miscellaneous — 21.36%
Albion Capital Corp.
1.260%, due 08/16/17	36,067,000	36,048,389
1.260%, due 08/25/17	26,265,000	26,243,605
Atlantic Asset Securitization LLC
1.060%, due 08/01/17	50,000,000	49,998,329
Barton Capital LLC
1.464%, due 08/10/17[1]	30,000,000	29,999,438
1.468%, due 08/02/17[1]	50,000,000	49,995,019

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Cancara Asset Securitisation LLC
1.250%, due 09/26/17	50,000,000	49,899,617
Fairway Finance Co. LLC
1.334%, due 08/14/17[1]	40,000,000	40,004,970
1.413%, due 08/07/17[1]	30,000,000	30,006,689
1.416%, due 08/16/17[1]	34,000,000	34,009,220
Gotham Funding Corp.
1.260%, due 09/05/17	41,500,000	41,447,959
1.310%, due 10/11/17	26,000,000	25,933,128
Liberty Street Funding LLC
1.250%, due 10/06/17	17,000,000	16,959,534
1.300%, due 10/11/17	35,000,000	34,909,980
1.350%, due 11/03/17	48,000,000	47,833,053
1.350%, due 11/08/17	35,000,000	34,870,986
Manhattan Asset Funding Co. LLC
1.220%, due 08/09/17	38,223,000	38,211,504
1.300%, due 10/04/17	20,000,000	19,953,886
1.310%, due 10/05/17	15,000,000	14,964,855
Old Line Funding LLC
1.310%, due 11/15/17	25,000,000	24,900,579
1.364%, due 08/04/17[1]	25,000,000	24,999,162
1.388%, due 08/21/17[1]	12,000,000	11,999,340
1.393%, due 08/29/17[1]	7,000,000	6,999,777
1.419%, due 08/21/17[1]	47,000,000	46,999,365
1.423%, due 08/29/17[1]	20,000,000	19,999,691
Regency Markets No. 1 LLC
1.200%, due 08/03/17	38,000,000	37,996,216
Starbird Funding Corp.
1.320%, due 10/04/17	15,600,000	15,561,778
Thunder Bay Funding LLC
1.393%, due 08/07/17[1]	31,000,000	30,999,456
1.399%, due 08/21/17[1]	20,000,000	19,997,806
1.626%, due 08/15/17[1]	18,150,000	18,149,484
Versailles Commercial Paper LLC
1.433%, due 08/29/17[1]	40,000,000	39,998,719
1.433%, due 08/29/17[1]	40,000,000	39,998,103
Victory Receivables Corp.
1.230%, due 09/05/17	28,500,000	28,464,261
1.300%, due 09/19/17	15,000,000	14,973,688
1.320%, due 10/06/17	45,000,000	44,892,884

		1,048,220,470

Banking-non-US — 25.25%
ANZ National International Ltd.
1.160%, due 08/01/17	25,000,000	24,999,173
1.350%, due 11/06/17	22,000,000	21,924,181
1.387%, due 08/22/17[1]	38,000,000	38,007,918

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (continued)
Australia & New Zealand Banking Group Ltd.
1.307%, due 08/08/17[1]	45,000,000	44,999,093
Bank of China Hong Kong Ltd.
1.510%, due 08/21/17	40,000,000	39,965,537
1.540%, due 08/24/17	50,000,000	49,950,500
Bank of Nova Scotia
1.373%, due 08/07/17[1]	40,000,000	39,997,094
Banque et Caisse d’Epargne de l’Etat
1.300%, due 10/12/17	12,000,000	11,971,214
Barclays Bank PLC
1.470%, due 08/25/17[3]	75,000,000	75,000,866
BNZ International Funding Ltd.
1.170%, due 09/05/17	25,000,000	24,971,150
1.406%, due 08/18/17[1]	27,500,000	27,504,808
Caisse Centrale Desjardins
1.290%, due 09/28/17	30,000,000	29,941,049
1.290%, due 09/29/17	32,000,000	31,936,000
Commonwealth Bank of Australia
1.434%, due 10/13/17[1]	3,000,000	3,002,148
1.597%, due 08/23/17[1]	9,000,000	9,014,176
1.746%, due 08/17/17[1]	20,000,000	20,039,550
DBS Bank Ltd.
1.310%, due 10/03/17	43,000,000	42,907,961
1.320%, due 10/11/17	45,000,000	44,890,920
1.334%, due 08/14/17[1]	22,000,000	21,999,905
Erste Abwicklungsanstalt
1.200%, due 09/14/17	35,000,000	34,949,250
Industrial & Commercial Bank of China Ltd.
1.400%, due 08/21/17	20,000,000	19,984,052
1.410%, due 08/21/17	50,000,000	49,960,129
Mitsubishi UFJ Trust & Banking Corp.
1.160%, due 08/04/17	19,400,000	19,397,426
National Australia Bank Ltd.
1.333%, due 08/29/17[1]	25,000,000	24,997,722
1.382%, due 08/14/17[1]	8,000,000	8,006,415
1.460%, due 08/16/17[1]	20,500,000	20,516,409
Nederlandse Waterschapsbank NV
1.230%, due 08/11/17	63,000,000	62,978,344
NRW Bank
1.275%, due 09/29/17	65,000,000	64,869,459
1.275%, due 10/02/17	80,000,000	79,830,320
Oversea-Chinese Banking Corp. Ltd.
1.230%, due 08/09/17[1]	14,000,000	14,002,181
1.334%, due 08/14/17[1]	23,000,000	22,998,220
1.356%, due 08/14/17[1]	14,000,000	14,000,206
1.427%, due 08/07/17[1]	20,000,000	20,006,891
1.442%, due 08/25/17[1]	26,500,000	26,508,760

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
United Overseas Bank Ltd.
1.200%, due 08/04/17	25,000,000	24,996,817
1.240%, due 08/02/17	28,000,000	27,998,220
1.300%, due 09/21/17	21,000,000	20,963,752
1.320%, due 10/13/17	11,000,000	10,972,550
1.417%, due 08/22/17[1]	25,000,000	25,007,156
Westpac Banking Corp.
1.546%, due 08/17/17[1]	9,500,000	9,512,426
1.727%, due 08/07/17[1]	20,000,000	20,032,713
Westpac Securities NZ Ltd.
1.320%, due 08/10/17[1]	5,000,000	5,003,467
1.533%, due 08/07/17[1]	9,000,000	9,003,188

		1,239,519,316

Banking-US — 3.46%
Bedford Row Funding Corp.
1.524%, due 08/29/17[1]	20,000,000	20,017,038
1.604%, due 10/12/17[1]	20,000,000	20,014,175
BNP Paribas Fortis SA
1.040%, due 08/01/17	80,000,000	79,997,423
Danske Corp.
1.300%, due 10/16/17	25,000,000	24,920,647
1.305%, due 10/17/17	25,000,000	24,919,508

		169,868,791

Energy-integrated — 0.67%
Sinopec Century Bright Capital Investment Ltd.
1.300%, due 08/01/17	21,000,000	20,999,334
1.300%, due 08/03/17	12,000,000	11,998,855

		32,998,189

Finance-other — 2.34%
CNPC Finance HK Ltd.
1.300%, due 08/01/17	36,000,000	35,998,858
1.300%, due 08/02/17	30,000,000	29,998,093
1.300%, due 08/07/17	19,000,000	18,995,752

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-other — (concluded)
1.320%, due 08/01/17	30,000,000	29,999,048

		114,991,751

Insurance-life — 0.78%
Prudential Funding LLC
1.120%, due 08/01/17	38,000,000	37,998,826

Total commercial paper (cost — $2,643,397,686)		2,643,597,343

Repurchase agreements — 9.17%
Repurchase agreement dated 07/31/17 with BNP Paribas Securities Corp., 1.390% due 08/01/17, collateralized by $4,353 Federal Home Loan Mortgage Corp. obligations, 1.282% due 08/25/22 and collateralized by $125,233,346, various asset-backed convertible bonds, zero coupon to 14.035% due 02/15/18 to 01/28/70; (value — $86,308,768); proceeds: $80,003,089	80,000,000	80,000,000
Repurchase agreement dated 06/15/17 with BNP Paribas Securities Corp., 1.440% due 09/15/17, collateralized by $31,312,893 various asset-backed convertible bonds, zero coupon to 14.035% due 11/14/17 to 01/28/70; (value — $21,593,363); proceeds: $20,073,600[3]	20,000,000	20,000,000
Repurchase agreement dated 07/31/17 with Goldman Sachs & Co., 1.020% due 08/01/17, collateralized by $9,045,000 Federal Farm Credit Bank obligations, zero coupon to 2.800% due 01/08/18 to 07/24/25, $2,429,000 Federal Home Loan Mortgage Corp. obligations, 1.125% due 04/15/19, $4,659,400 US Treasury Bond Principal STRIPs, zero coupon due 02/15/21 to 05/15/24 and $129,278,244 US Treasury Bond Strips, zero coupon due 08/15/17 to 02/15/47; (value — $127,500,000); proceeds: $125,003,542	125,000,000	125,000,000
Repurchase agreement dated 07/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.050% due 08/07/17, collateralized by $79,774,100 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value — $153,000,188); proceeds: $150,030,625	150,000,000	150,000,000

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/20/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.660% due 08/24/17, collateralized by $80,030,773 various asset-backed convertible bonds, zero coupon to 6.232% due 08/08/17 to 02/21/45; (value — $79,292,058); proceeds: $75,121,042[3]	75,000,000	75,000,000

Total repurchase agreements (cost — $450,000,000)		450,000,000

Total investments (cost — $4,905,397,647 which approximates cost for federal income tax purposes) — 99.95%		4,905,709,971

Other assets in excess of liabilities — 0.05%		2,491,460

Net assets — 100.00%		$4,908,201,431

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$441,257
Gross unrealized depreciation	(128,933)

Net unrealized appreciation	$312,324

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Time deposits	—	777,500,000	—	777,500,000
Certificates of deposit	—	1,034,612,628	—	1,034,612,628
Commercial paper	—	2,643,597,343	—	2,643,597,343
Repurchase agreements	—	450,000,000	—	450,000,000
Total	—	4,905,709,971	—	4,905,709,971

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 23 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Prime Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Portfolio footnotes — (concluded)

2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at the period end.

Government Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 76.99%
Federal Farm Credit Bank
0.700%, due 09/20/17[1]	99,000,000	98,903,750
1.132%, due 08/03/17[2]	100,000,000	99,996,635
1.203%, due 08/26/17[2]	40,000,000	40,000,000
1.208%, due 08/20/17[2]	23,000,000	22,999,119
1.214%, due 08/21/17[2]	40,000,000	40,001,485
1.220%, due 05/01/18[1]	100,000,000	99,074,833
1.272%, due 08/05/17[2]	100,000,000	99,999,815
1.273%, due 10/23/17[2]	100,000,000	100,010,008
1.276%, due 08/11/17[2]	133,000,000	133,031,435
1.279%, due 08/08/17[2]	128,700,000	128,656,049
1.303%, due 08/28/17[2]	40,000,000	39,999,639
1.317%, due 08/05/17[2]	95,000,000	95,000,677
1.322%, due 08/25/17[2]	100,000,000	99,983,870
1.324%, due 08/29/17[2]	122,000,000	122,000,000
1.363%, due 08/06/17[2]	118,500,000	118,492,292
Federal Home Loan Bank
0.640%, due 08/01/17[1]	112,300,000	112,300,000
0.640%, due 08/09/17[1]	198,000,000	197,971,840
0.643%, due 08/04/17[1]	200,000,000	199,989,283
0.650%, due 08/01/17[1]	187,000,000	187,000,000
0.670%, due 08/16/17[1]	198,000,000	197,944,725
0.684%, due 08/25/17[1]	99,000,000	98,954,856
0.695%, due 08/30/17[1]	200,000,000	199,888,028
0.745%, due 08/01/17[2]	125,000,000	125,000,000
0.750%, due 10/18/17[1]	70,000,000	69,886,250
0.900%, due 08/02/17[1]	200,000,000	199,995,000
0.910%, due 09/22/17[1]	100,000,000	99,868,556
0.925%, due 08/02/17[1]	45,000,000	44,998,844
0.925%, due 08/03/17[1]	40,000,000	39,997,944
0.935%, due 08/15/17[1]	85,000,000	84,969,093
0.939%, due 08/09/17[1]	50,000,000	49,989,567
0.944%, due 08/11/17[1]	85,000,000	84,977,711
0.948%, due 08/16/17[1]	50,000,000	49,980,250
0.950%, due 08/23/17[1]	215,000,000	214,875,181
0.950%, due 08/11/17[1]	20,000,000	19,994,806
0.960%, due 09/05/17[1]	48,000,000	47,955,200
0.970%, due 09/11/17[1]	56,000,000	55,938,136
0.975%, due 10/25/17[1]	12,000,000	11,972,375
0.980%, due 10/30/17[1]	100,000,000	99,755,000
0.988%, due 09/06/17[2]	86,800,000	86,791,285
1.009%, due 10/17/17[2]	75,000,000	75,000,000
1.017%, due 09/20/17[1]	175,000,000	174,756,944
1.019%, due 10/12/17[2]	75,000,000	75,000,000
1.019%, due 11/03/17[1]	85,000,000	84,778,056
1.020%, due 08/11/17[1]	20,000,000	19,994,333
1.020%, due 08/23/17[1]	205,833,000	205,704,697
1.025%, due 08/30/17[1]	60,000,000	59,950,458
1.025%, due 09/07/17[1]	85,000,000	84,910,455
1.025%, due 09/20/17[1]	60,000,000	59,914,583
1.025%, due 09/21/17[1]	50,000,000	49,927,396
1.030%, due 09/05/17[1]	100,000,000	99,899,861
1.030%, due 09/18/17[1]	85,000,000	84,883,267

Government Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
1.035%, due 09/25/17[1]	100,000,000	99,841,875
1.040%, due 09/25/17[1]	28,000,000	27,955,511
1.040%, due 09/26/17[1]	45,000,000	44,927,200
1.040%, due 10/02/17[1]	100,000,000	99,820,889
1.041%, due 10/16/17[2]	140,000,000	140,000,000
1.042%, due 09/01/17[2]	50,000,000	50,042,458
1.042%, due 10/20/17[2]	90,000,000	90,000,000
1.048%, due 09/15/17[1]	74,000,000	73,903,060
1.050%, due 10/02/17[1]	150,000,000	149,728,750
1.050%, due 10/06/17[1]	85,000,000	84,836,375
1.055%, due 10/04/17[1]	113,000,000	112,788,062
1.055%, due 10/06/17[1]	75,000,000	74,854,937
1.056%, due 09/05/17[2]	99,000,000	99,001,361
1.057%, due 10/13/17[1]	100,000,000	99,785,664
1.061%, due 08/05/17[2]	50,000,000	50,000,000
1.070%, due 10/27/17[1]	50,000,000	49,870,708
1.070%, due 11/16/17[1]	115,000,000	114,634,268
1.079%, due 08/29/17[2]	100,000,000	100,000,000
1.080%, due 10/16/17[1]	203,000,000	202,537,160
1.080%, due 10/19/17[1]	100,000,000	99,763,000
1.080%, due 10/27/17[1]	91,000,000	90,762,490
1.080%, due 11/27/17[1]	50,000,000	49,823,000
1.083%, due 10/25/17[1]	135,000,000	134,654,794
1.092%, due 08/25/17[2]	40,000,000	40,000,000
1.102%, due 08/25/17[2]	92,000,000	92,000,000
1.106%, due 08/01/17[2]	100,000,000	100,000,000
1.109%, due 08/14/17[2]	189,000,000	189,000,000
1.111%, due 08/15/17[2]	250,000,000	250,002,912
1.125%, due 01/19/18[1]	23,000,000	22,877,094
1.129%, due 08/21/17[2]	95,000,000	95,000,000
1.129%, due 08/21/17[2]	100,000,000	100,000,122
1.129%, due 12/22/17[1]	40,000,000	39,820,614
1.133%, due 08/28/17[2]	75,000,000	75,000,000
1.134%, due 08/14/17[2]	40,000,000	40,000,000
1.136%, due 08/11/17[2]	35,000,000	35,000,000
1.145%, due 01/05/18[1]	61,000,000	60,695,398
1.180%, due 02/05/18[1]	50,000,000	49,691,889
1.182%, due 08/06/17[2]	77,500,000	77,514,593
1.196%, due 08/18/17[2]	149,000,000	149,000,000
1.214%, due 08/12/17[2]	150,000,000	149,989,088
1.219%, due 09/08/17[2]	50,000,000	50,080,837
1.237%, due 10/27/17[2]	27,000,000	27,012,018
1.237%, due 10/27/17[2]	14,000,000	14,006,232
1.243%, due 08/28/17[2]	44,750,000	44,748,043
1.266%, due 09/30/17[2]	100,000,000	100,000,000
1.274%, due 10/01/17[2]	100,000,000	100,000,000
1.289%, due 08/10/17[2]	60,000,000	59,995,000
1.302%, due 08/02/17[2]	69,050,000	69,049,511
Federal Home Loan Mortgage Corp.
0.889%, due 09/15/17[1]	98,000,000	97,891,097
1.274%, due 10/08/17[2]	140,000,000	140,000,000
1.292%, due 08/05/17[2]	150,000,000	150,000,000

Government Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (concluded)
Federal National Mortgage Association
0.875%, due 10/26/17	190,000,000	190,033,358
1.230%, due 09/21/17[2]	30,000,000	30,052,338
1.275%, due 10/11/17[2]	100,000,000	100,000,000
US Treasury Bill
0.892%, due 09/28/17[1]	200,000,000	199,712,578
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,985,756
0.750%, due 10/31/17	195,000,000	194,969,761
0.750%, due 12/31/17	60,000,000	59,970,144
0.750%, due 01/31/18	195,000,000	194,899,244
0.875%, due 10/15/17	45,000,000	45,013,053
0.875%, due 11/30/17	325,000,000	325,049,594
0.875%, due 01/31/18	103,000,000	103,013,892
1.000%, due 12/31/17	275,000,000	275,162,353
1.000%, due 02/15/18	250,000,000	250,175,003
1.875%, due 08/31/17	48,000,000	48,046,306

Total US government and agency obligations (cost — $11,665,852,977)		11,665,852,977

Repurchase agreements — 21.45%
Repurchase agreement dated 07/25/17 with Barclays Capital, Inc., 1.030% due 08/01/17, collateralized by $193,323,930 Federal Home Loan Mortgage Corp. obligations, 4.000% due 05/01/47; (value — $204,000,000); proceeds: $200,040,056	200,000,000	200,000,000

Repurchase agreement dated 07/31/17 with BNP Paribas SA, 1.050% due 08/01/17, collateralized by $10,236,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $61,072,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 0.875% due 03/07/18 to 07/15/32, $41,706,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 05/15/22 to 11/15/30, $331,700 US Treasury Bills zero coupon due 10/21/17 to 12/14/17, $3,366,800 US Treasury Notes 1.875% to 2.500% due 07/31/22 to 08/15/23, $11,684,900 US Treasury Bond Principal STRIP, zero coupon due 11/15/27 and $10,830,800 US Treasury Inflation Index Note, 0.125% due 04/15/21; (value — $102,000,003); proceeds: $100,002,917

	100,000,000	100,000,000
Repurchase agreement dated 07/31/17 with Federal Reserve Bank of New York, 1.000% due 08/01/17, collateralized by $254,271,900 US Treasury Bond, 3.750% due 08/15/41 and $96,190,200 US Treasury Note, 2.500% due 08/15/23; (value — $400,011,181); proceeds: $400,011,111	400,000,000	400,000,000

Government Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 1.07% due 09/04/17, collateralized by $393,920,237 Federal Home Loan Mortgage Corp. obligations, 2.466% to 5.500% due 06/01/25 to 06/01/47, $609,505,131 Federal National Mortgage Association obligations, 1.500% to 6.000% due 12/01/20 to 08/01/48 and $575,373,678 Government National Mortgage Association obligations, 2.500% to 5.000% due 08/16/37 to 03/20/65; (value — $510,000,000); proceeds: $500,398,611[3,4]	500,000,000	500,000,000
Repurchase agreement dated 07/31/17 with MUFG Securities Americas Inc., 1.050% due 08/01/17, collateralized by $399,958,194 Federal Home Loan Mortgage Corp. obligations, 0.367% to 5.750% due 05/01/26 to 07/01/47, $3,493,762,911 Federal National Mortgage Association obligations, 1.200% to 6.000% due 04/17/19 to 01/01/48 and $701,781,937 Government National Mortgage Association obligations, 2.000% to 5.000% due 06/20/30 to 05/20/67; (value — $1,734,000,000); proceeds: $1,700,049,583	1,700,000,000	1,700,000,000
Repurchase agreement dated 07/26/17 with Toronto-Dominion Bank, 1.020% due 08/02/17, collateralized by $32,392,275 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 03/01/32 to 06/01/47 and $117,788,353 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value — $102,000,001); proceeds: $100,019,833	100,000,000	100,000,000
Repurchase agreement dated 07/31/17 with Toronto-Dominion Bank, 1.040% due 08/01/17, collateralized by $380,597,181 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 05/01/47; (value — $255,000,000); proceeds: $250,007,222	250,000,000	250,000,000

Total repurchase agreements (cost — $3,250,000,000)		3,250,000,000

Total investments (cost — $14,915,852,977 which approximates cost for federal income tax purposes) — 98.44%		14,915,852,977

Other assets in excess of liabilities — 1.56%		236,305,016

Net assets — 100.00%		$15,152,157,993

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Government Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	11,665,852,977	—	11,665,852,977
Repurchase agreements	—	3,250,000,000	—	3,250,000,000
Total	—	14,915,852,977	—	14,915,852,977

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 43 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2017.
4	Illiquid investment at the period end.

Treasury Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government obligations — 36.34%
US Treasury Bills
0.870%, due 08/17/17[1]	180,000,000	179,930,400
0.893%, due 09/28/17[1]	250,000,000	249,640,521
0.968%, due 11/02/17[1]	183,000,000	182,542,614
US Treasury Notes
0.625%, due 08/31/17	300,000,000	299,950,841
0.625%, due 11/30/17	200,000,000	199,887,620
0.750%, due 10/31/17	315,000,000	314,934,950
0.750%, due 12/31/17	150,000,000	149,927,449
0.750%, due 01/31/18	358,000,000	357,668,976
0.875%, due 08/15/17	397,000,000	397,002,443
0.875%, due 10/15/17	108,000,000	108,031,327
0.875%, due 11/30/17	365,000,000	365,023,043
0.875%, due 01/15/18	200,000,000	200,019,198
0.875%, due 01/31/18	97,000,000	97,013,083
1.000%, due 12/15/17	200,000,000	200,027,013
1.324%, due 08/01/17[2]	400,000,000	400,059,271
1.354%, due 08/01/17[2]	411,000,000	410,998,799
1.358%, due 08/01/17[2]	419,200,000	419,209,225
1.374%, due 08/01/17[2]	547,000,000	547,022,125
1.456%, due 08/01/17[2]	316,750,000	316,861,089
1.875%, due 08/31/17	100,000,000	100,096,471
1.875%, due 09/30/17	197,000,000	197,340,521
1.875%, due 10/31/17	162,000,000	162,402,309

Total US government obligations (cost — $5,855,589,288)		5,855,589,288

Repurchase agreements — 62.39%
Repurchase agreement dated 07/26/17 with Barclays Capital, Inc., 1.020% due 08/02/17, collateralized by $235,818,900 US Treasury Bonds, 2.750% to 6.250% due 08/15/23 to 08/15/45, $487,042,000 US Treasury Notes, 0.750% to 2.750% due 02/28/18 to 06/30/23, $5,100 US Treasury Bond Principal STRIPs, zero coupon due 08/15/43 and $30,050,411 US Treasury Bonds STRIPs, zero coupon due 05/15/26 to 08/15/43; (value — $765,000,011); proceeds: $750,148,750	750,000,000	750,000,000
Repurchase agreement dated 07/27/17 with Barclays Capital, Inc., 1.020% due 08/03/17, collateralized by $251,616,500 US Treasury Bonds, 2.500% to 3.750% due 08/15/41 to 05/15/46, $438,971,900 US Treasury Notes, 0.625% to 2.000% due 09/30/17 to 02/15/25, $563,800 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/43 to 11/15/45 and $84,591,079 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/47; (value — $765,000,059); proceeds: $750,148,750	750,000,000	750,000,000

Treasury Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 07/28/17 with Barclays Capital, Inc., 1.020% due 08/04/17, collateralized by $127,297,700 US Treasury Bonds, 4.375% to 7.500% due 11/15/24 to 11/15/39, $341,249,100 US Treasury Notes, 1.125% to 2.250% due 12/31/19 to 01/31/24 and $1,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/27; (value — $510,000,069); proceeds: $500,099,167	500,000,000	500,000,000
Repurchase agreement dated 07/26/17 with Barclays Capital, Inc., 1.030% due 08/02/17, collateralized by $25,153,437 Federal Home Loan Mortgage Corp. obligations, 3.000% to 3.073% due 10/01/30 to 04/01/34 and $782,627,103 Federal National Mortgage Association obligations, 2.590% to 4.816% due 03/01/32 to 05/01/47; (value — $765,000,000); proceeds: $750,150,208	750,000,000	750,000,000
Repurchase agreement dated 07/31/17 with Barclays Capital, Inc., 1.030% due 08/01/17, collateralized by $305,393,500 US Treasury Notes, 1.125% to 1.875% due 07/31/21 to 07/31/22 and $341,046 US Treasury Bonds STRIPs, zero coupon due 08/15/22 to 02/15/45; (value — $306,000,069); proceeds: $300,008,583	300,000,000	300,000,000
Repurchase agreement dated 07/31/17 with BNP Paribas SA, 1.040% due 08/01/17, collateralized by $200 US Treasury Bond, 3.000% due 11/15/44, $225,000,900 US Treasury Inflation Index Bond, 0.625% due 02/15/43, $282,886,100 US Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/24 $103,932,600 US Treasury Notes, 1.500% to 2.750% due 02/15/19 to 08/15/26, $400 US Treasury Bonds Principal STRIPs, zero coupon to 4.250% due 02/15/21 to 05/15/39 and $364,395 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 11/15/45; (value — $612,000,000); proceeds: $600,017,333	600,000,000	600,000,000
Repurchase agreement dated 07/31/17 with Federal Reserve Bank of New York, 1.000% due 08/01/17, collateralized by $2,535,929,600 US Treasury Bonds, 3.625% to 4.750% due 02/15/41 to 08/15/43 and $1,309,213,700 US Treasury Notes, 2.000% to 2.500% due 03/31/21 to 08/15/23; (value — $4,500,125,016); proceeds: $4,500,125,000	4,500,000,000	4,500,000,000
Repurchase agreement dated 07/26/17 with Goldman Sachs & Co., 1.010% due 08/02/17, collateralized by $239,969,400 US Treasury Note, 3.500% due 05/15/20; (value — $255,000,092); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 07/27/17 with Goldman Sachs & Co., 1.010% due 08/03/17, collateralized by $179,224,300 US Treasury Inflation Index Bond, 2.375% due 01/15/27; (value — $255,000,043); proceeds: $250,049,097	250,000,000	250,000,000

Treasury Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 08/07/17, collateralized by $455,165,800 US Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/24 to 01/15/27; (value — $459,000,062); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 08/07/17, collateralized by $103,782,100 US Treasury Bonds, 2.250% to 8.500% due 02/15/20 to 08/15/46, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $57,095,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $57,960,800 US Treasury Notes, 1.000% to 2.250% due 05/31/18 to 05/15/25 and $5,122,000 US Treasury Bond Principal STRIPs, zero coupon due 05/15/44; (value — $255,000,035); proceeds: $250,576,042[3]	250,000,000	250,000,000

Repurchase agreement dated 07/31/17 with MUFG Securities Americas Inc., 1.030% due 08/01/17, collateralized by $9,687,000 US Treasury Bill, zero coupon due 04/26/18, $30,641,300 US Treasury Bonds, 2.250% to 6.625% due 02/15/27 to 08/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $101,477,400 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $273,913,300 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 02/15/27 and $62,519,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 02/15/47; (value — $464,100,000); proceeds: $455,013,018

	455,000,000	455,000,000
Repurchase agreement dated 07/26/17 with Toronto-Dominion Bank, 1.020% due 08/02/17, collateralized by $253,721,500 US Treasury Notes, 0.750% to 4.000 due 11/30/17 to 02/15/24; (value — $255,000,039); proceeds: $250,049,583	250,000,000	250,000,000

Total repurchase agreements (cost — $10,055,000,000)		10,055,000,000

Total investments (cost — $15,910,589,288 which approximates cost for federal income tax purposes) — 98.73%		15,910,589,288

Other assets in excess of liabilities — 1.27%		203,950,624

Net assets — 100.00%		$16,114,539,912

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Treasury Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	5,855,589,288	—	5,855,589,288
Repurchase agreements	—	10,055,000,000	—	10,055,000,000
Total	—	15,910,589,288	—	15,910,589,288

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 23 days.

Portfolio footnotes

1	Rates shown are the discount rates at date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2017.

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 2.52%
Federal Home Loan Bank
1.070%, due 11/16/17[1]	35,000,000	34,888,690
US Treasury Notes
1.247%, due 08/01/17[2]	4,600,000	4,599,815
1.345%, due 08/01/17[2]	250,000	250,047

Total US government and agency obligations (cost — $39,738,552)		39,738,552

Time deposits — 16.09%
Banking-non-US — 16.09%
Credit Agricole Corporate & Investment Bank
1.060%, due 08/01/17	52,500,000	52,500,000
Credit Industriel et Commercial
1.060%, due 08/01/17	30,000,000	30,000,000
DnB NOR Bank ASA
1.070%, due 08/01/17	55,000,000	55,000,000
Natixis
1.080%, due 08/01/17	51,000,000	51,000,000
Skandinaviska Enskilda Banken AB
1.070%, due 08/01/17	30,000,000	30,000,000
Svenska Handelsbanken
1.060%, due 08/01/17	35,000,000	35,000,000

Total time deposits (cost — $253,500,000)		253,500,000

Certificates of deposit — 19.08%
Banking-non-US — 15.05%
Bank of Montreal
1.260%, due 10/13/17	16,500,000	16,500,000
1.694%, due 08/14/17[2]	10,000,000	10,000,000
Bank of Nova Scotia
1.480%, due 08/16/17[2]	8,000,000	8,000,000
Canadian Imperial Bank of Commerce
1.684%, due 08/09/17[2]	11,000,000	11,000,000
Cooperatieve Rabobank UA
1.242%, due 08/15/17[2]	14,000,000	14,000,000
1.432%, due 08/21/17[2]	10,000,000	10,000,000
DnB NOR Bank ASA
1.180%, due 08/14/17[2]	9,000,000	9,000,000
DZ Bank AG
1.300%, due 10/20/17	15,000,000	15,000,000
KBC Bank N.V.
1.180%, due 08/02/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
1.300%, due 09/20/17	10,000,000	10,000,000
Royal Bank of Canada
1.377%, due 08/07/17[2]	4,000,000	4,000,000
1.624%, due 10/12/17[2]	10,000,000	10,000,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Skandinaviska Enskilda Banken AB
1.182%, due 08/02/17[2]	10,000,000	10,000,000
1.653%, due 08/07/17[2]	10,000,000	10,000,000
Svenska Handelsbanken
1.260%, due 11/17/17	11,000,000	11,000,000
1.363%, due 08/07/17[2]	11,000,000	11,000,000
1.422%, due 08/15/17[2]	8,000,000	8,000,000
Swedbank AB
1.160%, due 08/02/17	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1.406%, due 08/15/17[2]	4,500,000	4,500,000
1.624%, due 10/13/17[2]	10,000,000	10,000,000

		237,000,000

Banking-US — 4.03%
Branch Banking & Trust Co.
1.160%, due 08/02/17	20,000,000	20,000,000
Citibank New York N.A.
1.180%, due 09/18/17	16,000,000	16,000,000
1.280%, due 11/08/17	15,000,000	15,000,000
Wells Fargo Bank N.A.
1.284%, due 08/04/17[2]	2,500,000	2,500,000
1.514%, due 08/14/17[2]	10,000,000	10,000,000

		63,500,000

Total certificates of deposit (cost — $300,500,000)		300,500,000

Commercial paper[1] — 40.60%
Asset backed-miscellaneous — 15.83%
Albion Capital Corp.
1.260%, due 08/16/17	14,000,000	13,992,650
Antalis S.A.
1.200%, due 08/08/17	41,310,000	41,300,361
Barton Capital LLC
1.150%, due 08/01/17	10,000,000	10,000,000
1.467%, due 08/02/17[2]	13,000,000	13,000,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Fairway Finance Corp.
1.358%, due 08/21/17[2]	10,000,000	10,000,000
1.413%, due 08/07/17[2]	16,000,000	15,999,837
1.416%, due 08/16/17[2]	13,000,000	13,000,000
Gotham Funding Corp.
1.310%, due 10/11/17	8,000,000	7,979,331
Liberty Street Funding LLC
1.150%, due 08/15/17	10,000,000	9,995,528
Manhattan Asset Funding Co. LLC
1.210%, due 08/07/17	16,000,000	15,996,773
1.220%, due 08/18/17	15,000,000	14,991,359
Old Line Funding LLC
1.364%, due 08/04/17[2]	3,000,000	3,000,000
1.393%, due 08/29/17[2]	10,000,000	10,000,000
1.419%, due 08/21/17[2]	10,000,000	10,000,000
1.423%, due 08/29/17[2]	5,000,000	5,000,000
Thunder Bay Funding LLC
1.384%, due 08/21/17[2]	12,000,000	12,000,000
1.393%, due 08/07/17[2]	13,000,000	13,000,000
Versailles Commercial Paper LLC
1.433%, due 08/29/17[2]	15,000,000	15,000,000
1.433%, due 08/29/17[2]	15,000,000	15,000,000

		249,255,839

Banking-non-US — 17.67%
ANZ National International Ltd.
1.350%, due 11/06/17	14,000,000	13,949,075
1.387%, due 08/22/17[2]	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.
1.307%, due 08/08/17[2]	15,000,000	15,000,000
Bank of Nova Scotia
1.357%, due 08/01/17[2]	5,000,000	5,000,000
Banque et Caisse d’Epargne de L’Etat
1.300%, due 10/12/17	15,000,000	14,961,000
Barclays Bank PLC
1.470%, due 08/25/17[3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1.406%, due 08/18/17[2]	10,000,000	10,000,000
Commonwealth Bank of Australia
1.397%, due 08/07/17[2]	3,000,000	3,000,000
1.434%, due 10/13/17[2]	11,000,000	11,000,000
1.704%, due 10/12/17[2]	8,000,000	8,000,000
DBS Bank Ltd.
1.310%, due 10/03/17	15,000,000	14,965,612
Erste Abwicklungsanstalt
1.200%, due 09/14/17	15,000,000	14,978,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
1.300%, due 10/16/17	15,000,000	14,958,833
Federation Des Caisses
1.070%, due 08/08/17	16,000,000	15,996,671
1.290%, due 09/28/17	13,000,000	12,972,982
National Australia Bank Ltd.
1.460%, due 08/16/17[2]	8,000,000	8,000,000
NRW Bank
1.275%, due 09/29/17	22,000,000	21,954,029
Oversea-Chinese Banking Corp. Ltd.
1.356%, due 08/14/17[2]	10,000,000	9,999,536
1.427%, due 08/07/17[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.327%, due 08/01/17[2]	5,000,000	5,000,000
United Overseas Bank Ltd.
1.180%, due 09/01/17	13,000,000	12,986,791
1.300%, due 09/21/17	8,000,000	7,985,267
1.417%, due 08/22/17[2]	10,000,000	10,000,000
Westpac Banking Corp.
1.727%, due 08/07/17[2]	10,000,000	10,000,000
Westpac Securities NZ Ltd.
1.320%, due 08/10/17[2]	3,500,000	3,500,000

		278,207,796

Banking-US — 2.28%
Bedford Row Funding Corp.
1.327%, due 08/02/17[2]	20,000,000	20,000,000
Danske Corp.
1.300%, due 10/16/17	8,000,000	7,978,044
1.305%, due 10/17/17	8,000,000	7,977,670

		35,955,714

Energy-integrated — 1.14%
Sinopec Century Bright Capital Investment Ltd.
1.300%, due 08/01/17	10,000,000	10,000,000
1.300%, due 08/03/17	8,000,000	7,999,422

		17,999,422

Finance-other — 1.46%
CNPC Finance
1.300%, due 08/01/17	23,000,000	23,000,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial paper[1] — (concluded)
Insurance-life — 2.22%
Prudential Funding LLC
1.120%, due 08/01/17	35,000,000	35,000,000

Total commercial paper (cost — $639,418,771)		639,418,771

Repurchase agreements — 21.64%
Repurchase agreement dated 06/15/17 with BNP Paribas SA, 1.440% due 09/15/17, collateralized by $28,504,762 various asset-backed convertible bonds, zero coupon to 10.000% due 11/01/20 to 01/28/70; (value — $27,000,000); proceeds: $25,092,000[3]	25,000,000	25,000,000
Repurchase agreement dated 07/31/17 with BNP Paribas SA, 1.390% due 08/01/17, collateralized by $20,350,089 various asset-backed convertible bonds, zero coupon to 14.035% due 03/15/18 to 01/28/70; (value — $16,197,070); proceeds: $15,000,579	15,000,000	15,000,000
Repurchase agreement dated 07/31/17 with Goldman Sachs & Co., 1.020% due 08/01/17, collateralized by $54,150,000 Federal Home Loan Bank obligations, 1.875% to 5.500% due 11/29/21 to 07/15/36, $167,688,000 US Treasury Inflation Index Bond, 1.000% due 02/15/46, $11,883,800 US Treasury Note Principal STRIPs, zero coupon due 08/15/25 and $116,943,188 US Treasury Bonds STRIPs, zero coupon due 11/15/38 to 08/15/45; (value — $306,918,008); proceeds: $300,908,526	300,900,000	300,900,000

Total repurchase agreements (cost — $340,900,000)		340,900,000

Total investments (cost — $1,574,057,323 which approximates cost for federal income tax purposes) — 99.93%		1,574,057,323

Other assets in excess of liabilities — 0.07%		1,039,701

Net assets — 100.00%		$1,575,097,024

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Prime CNAV Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	39,738,552	—	39,738,552
Time deposits	—	253,500,000	—	253,500,000
Certificates of deposit	—	300,500,000	—	300,500,000
Commercial paper	—	639,418,771	—	639,418,771
Repurchase agreements	—	340,900,000	—	340,900,000
Total	—	1,574,057,323	—	1,574,057,323

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 20 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Illiquid investment at the period end.

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — 92.22%
Alabama — 0.29%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.710%, VRD	2,000,000	2,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A,
0.820%, VRD	5,000,000	5,000,000

		7,000,000

Alaska — 2.72%
Alaska International Airports Revenue Refunding (System), Series A,
0.850%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.710%, VRD	17,355,000	17,355,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C,
0.710%, VRD	2,500,000	2,500,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project),
0.710%, VRD	39,225,000	39,225,000

		66,080,000

Arizona — 0.06%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A,
0.820%, VRD	1,500,000	1,500,000

California — 4.66%
Antelope Valley-East Kern Water Agency, Series A-2,
0.790%, VRD	3,100,000	3,100,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B,
0.800%, VRD	7,530,000	7,530,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.820%, VRD	15,000,000	15,000,000
Los Angeles Tax & Revenue Anticipation Notes,
5.000%, due 06/28/18	4,000,000	4,146,233
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.810%, VRD	1,715,000	1,715,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A,
0.830%, VRD	7,000,000	7,000,000
Orange County Water District Certificates of Participation, Series A,
0.830%, VRD	53,935,000	53,935,000
Santa Clara Electric Revenue, Subseries B,
0.850%, VRD	13,065,000	13,065,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C,
0.790%, VRD	6,625,000	6,625,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.830%, VRD	1,250,000	1,250,000

		113,366,233

Colorado — 1.08%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A,
5.000%, due 06/28/18	10,000,000	10,371,053
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A,
5.000%, due 06/27/18	10,000,000	10,367,221
Denver City & County Certificates of Participation Refunding, Series A2,
0.720%, VRD	5,600,000	5,600,000

		26,338,274

District of Columbia — 1.29%
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.780%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2,
0.820%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.730%, VRD	5,320,000	5,320,000

		31,370,000

Florida — 4.06%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C,
0.760%, VRD	59,255,000	59,255,000
Gainesville Utilities System Revenue, Series A,
0.820%, VRD	13,550,000	13,550,000
JEA Water & Sewer System Revenue, Subseries A-1,
0.740%, VRD	17,055,000	17,055,000
Pinellas County Health Facilities Authority Revenue (Baycare Health),
0.780%, VRD	8,900,000	8,900,000

		98,760,000

Georgia — 1.56%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C,
0.790%, VRD	13,700,000	13,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1,
0.790%, VRD	24,125,000	24,125,000

		37,825,000

Illinois — 6.64%
Chicago O’Hare International Revenue (Third Lien), Series C,
0.890%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.850%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project),
0.820%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.820%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.820%, VRD	7,300,000	7,300,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A,
0.820%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B,
0.820%, VRD	20,700,000	20,700,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.820%, VRD	23,750,000	23,750,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.720%, VRD	2,100,000	2,100,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G,
0.820%, VRD	500,000	500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.850%, VRD	5,000,000	5,000,000
Series A-2B, 0.850%, VRD	5,000,000	5,000,000
Series A-2D, 0.850%, VRD	5,000,000	5,000,000
Illinois Village of Channahon Revenue (Morris Hospital),
0.840%, VRD	6,650,000	6,650,000

		161,300,000

Indiana — 5.58%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5,
0.720%, VRD	21,085,000	21,085,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4,
0.730%, VRD	18,800,000	18,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J,
0.820%, VRD	15,095,000	15,095,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.880%, VRD	4,800,000	4,800,000
Series C, 0.840%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B,
0.820%, VRD	5,875,000	5,875,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.900%, VRD	6,860,000	6,860,000
Series B, 0.740%, VRD	12,785,000	12,785,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.800%, VRD	38,555,000	38,555,000

		135,555,000

Louisiana — 2.05%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.710%, VRD	17,950,000	17,950,000
Series B, 0.710%, VRD	24,985,000	24,985,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.800%, VRD	6,945,000	6,945,000

		49,880,000

Maryland — 1.52%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.880%, VRD	19,500,000	19,500,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A,
0.780%, VRD	17,570,000	17,570,000

		37,070,000

Massachusetts — 3.19%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.740%, VRD	30,860,000	30,860,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3,
0.780%, VRD	46,800,000	46,800,000

		77,660,000

Michigan — 0.70%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.720%, VRD	5,700,000	5,700,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.800%, VRD	11,320,000	11,320,000

		17,020,000

Minnesota — 1.33%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.820%, VRD	3,900,000	3,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A,
0.790%, VRD	28,475,000	28,475,000

		32,375,000

Mississippi — 4.58%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.720%, VRD	52,200,000	52,200,000
Series E, 0.770%, VRD	6,400,000	6,400,000
Series K, 0.770%, VRD	11,700,000	11,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.720%, VRD	220,000	220,000
Series A, 0.800%, VRD	3,380,000	3,380,000
Series B, 0.790%, VRD	1,800,000	1,800,000
Series D, 0.830%, VRD	24,000,000	24,000,000
Series E, 0.720%, VRD	2,000,000	2,000,000
Series F, 0.780%, VRD	500,000	500,000
Series J, 0.720%, VRD	6,000,000	6,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System),
0.720%, VRD	3,205,000	3,205,000

		111,405,000

Missouri — 1.21%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5,
0.780%, VRD	1,300,000	1,300,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.760%, VRD	5,940,000	5,940,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.720%, VRD	4,260,000	4,260,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.740% VRD	7,400,000	7,400,000
Series B, 0.740% VRD	400,000	400,000
St. Charles County Public Water District No. 2 Refunding, Series A,
0.810%, VRD	10,225,000	10,225,000

		29,525,000

Nebraska — 1.11%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.760%, VRD	12,770,000	12,770,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.760%, VRD	14,170,000	14,170,000

		26,940,000

New Hampshire — 0.44%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B,
0.680%, VRD	10,600,000	10,600,000

New Jersey — 0.10%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.780%, VRD	2,500,000	2,500,000

New Mexico — 0.60%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.810%, VRD	14,475,000	14,475,000

New York — 26.38%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.800%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.740%, VRD	3,800,000	3,800,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
Subseries E-1, 0.750%, VRD	21,685,000	21,685,000
Subseries E-1, 0.770%, VRD	46,805,000	46,805,000
Subseries E-5, 0.750%, VRD	11,770,000	11,770,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1,
0.790%, VRD	13,315,000	13,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.790%, VRD	29,050,000	29,050,000
Series BB-2, 0.720%, VRD	32,835,000	32,835,000
Series BB-5, 0.720%, VRD	1,540,000	1,540,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A,
0.770%, VRD	42,655,000	42,655,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.820% VRD	23,690,000	23,690,000
Subseries A-4, 0.740%, VRD	23,850,000	23,850,000
Subseries A-4, 0.760%, VRD	15,755,000	15,755,000
Subseries D-4, 0.760%, VRD	40,290,000	40,290,000
Subseries E-4, 0.760%, VRD	4,990,000	4,990,000
New York City,
Series F, Subseries F-3, 0.720% VRD	65,780,000	65,780,000
Subseries L-3, 0.720%, VRD	16,600,000	16,600,000
Subseries L-4, 0.750%, VRD	25,455,000	25,455,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A,
0.760%, VRD	8,545,000	8,545,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.780%, VRD	5,845,000	5,845,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.800%, VRD	38,705,000	38,705,000
Series A-2, 0.820%, VRD	14,500,000	14,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A,
0.840%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.820%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
0.820%, VRD	7,685,000	7,685,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.780%, VRD	45,365,000	45,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.760%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency (Madison Avenue Housing),
0.800%, VRD	44,800,000	44,800,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3,
0.820%, VRD	6,800,000	6,800,000
New York State Housing Finance Agency Revenue (Dock Street), Series A,
0.840%, VRD	9,180,000	9,180,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.820%, VRD	4,000,000	4,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.790%, VRD	4,200,000	4,200,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2,
0.750%, VRD	3,450,000	3,450,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.720%, VRD	12,100,000	12,100,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3,
0.720%, VRD	3,740,000	3,740,000

		641,305,000

North Carolina — 0.45%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E,
0.740%, VRD	11,020,000	11,020,000

Ohio — 2.61%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.790%, VRD	7,795,000	7,795,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Columbus Sewer Revenue, Series B,
0.780%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.840%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.780%, VRD	8,490,000	8,490,000
Series B, 0.780%, VRD	15,540,000	15,540,000
Series D, 0.820%, VRD	2,200,000	2,200,000

		63,350,000

Oregon — 0.29%
Oregon Health & Science University Revenue, Series C,
0.740%, VRD	7,100,000	7,100,000

Pennsylvania — 5.31%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.740%, VRD	28,650,000	28,650,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson),
0.820%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.820%, VRD	9,920,000	9,920,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.780%, VRD	27,650,000	27,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
0.790%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.780%, VRD	14,650,000	14,650,000
Series B-3, 0.820%, VRD	8,900,000	8,900,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.820%, VRD	5,620,000	5,620,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.820%, VRD	15,605,000	15,605,000

		128,960,000

Rhode Island — 0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.820%, VRD	1,200,000	1,200,000

Tennessee — 0.94%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.790%, VRD	16,000,000	16,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.830%, VRD	6,800,000	6,800,000

		22,800,000

Texas — 8.04%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.750%, VRD	24,280,000	24,280,000
Subseries C-2, 0.750%, VRD	12,275,000	12,275,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.750%, VRD	22,550,000	22,550,000
Series A-2, 0.750%, VRD	18,185,000	18,185,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.810%, VRD	6,450,000	6,450,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project),
0.730%, VRD	700,000	700,000
Series A, 0.710%, VRD	3,450,000	3,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.820%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds,
0.820%, VRD	10,885,000	10,885,000
University of Texas Permanent University (Funding System), Series A,
0.770%, VRD	47,420,000	47,420,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Texas — (concluded)
University of Texas Revenues (Financing Systems), Series B,
0.770%, VRD	37,580,000	37,580,000
University of Texas University Revenues (Financing Systems), Series B,
0.780%, VRD	2,100,000	2,100,000

		195,375,000

Utah — 1.46%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.700%, VRD	29,700,000	29,700,000
0.720%, VRD	5,700,000	5,700,000

		35,400,000

Virginia — 1.01%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.800%, VRD	15,385,000	15,385,000
Series D, 0.820%, VRD	9,275,000	9,275,000

		24,660,000

Wisconsin — 0.91%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D,
0.820%, VRD	22,040,000	22,040,000

Total municipal bonds and notes (cost — $2,241,754,507)		2,241,754,507

Tax-exempt commercial paper—7.72%
California — 0.95%
State of California,
0.870%, due 09/06/17	6,000,000	6,000,000
0.900%, due 08/08/17	5,000,000	5,000,000
San Diego County Water Authority,
0.910%, due 09/05/17	12,000,000	12,000,000

		23,000,000

Connecticut — 0.62%
Yale University,
0.860%, due 08/09/17	5,000,000	5,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Tax-exempt commercial paper— (continued)
Connecticut — (concluded)
0.860%, due 08/08/17	10,000,000	10,000,000

		15,000,000

District of Columbia — 0.39%
Washington D.C. Metropolitan Airport Authority,
0.900%, due 08/28/17	2,500,000	2,500,000
0.920%, due 10/25/17	7,000,000	7,000,000

		9,500,000

Illinois — 1.52%
Illinois Educational Facilities Authority Revenue,
0.910%, due 08/09/17	17,000,000	17,000,000
0.920%, due 08/10/17	16,000,000	16,000,000
0.920%, due 09/06/17	4,000,000	4,000,000

		37,000,000

New York — 0.65%
New York State Power Authority,
0.880%, due 08/10/17	5,000,000	5,000,000
0.880%, due 08/10/17	7,000,000	7,000,000
0.910%, due 08/10/17	3,744,000	3,744,000

		15,744,000

Ohio — 0.49%
Cleveland Clinic,
0.900%, due 10/19/17	5,000,000	5,000,000
0.930%, due 08/24/17	7,000,000	7,000,000

		12,000,000

Pennsylvania — 1.03%
Montgomery County,
0.850%, due 08/08/17	10,000,000	10,000,000
0.910%, due 08/08/17	15,000,000	15,000,000

		25,000,000

Texas — 1.78%
Methodist Hospital,
0.940%, due 08/16/17	8,000,000	8,000,000
University of Texas,
0.860%, due 08/14/17	3,000,000	3,000,000
Methodist Hospital,
0.880%, due 08/30/17	15,000,000	15,000,000
Lower Colorado River Authority Revenue,
0.850%, due 08/15/17	10,000,000	10,000,000
Methodist Hospital,

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Texas — (concluded)
0.880%, due 09/06/17	5,000,000	5,000,000
0.930%, due 08/09/17	2,300,000	2,300,000

		43,300,000

Virginia — 0.29%
University of Virginia,
0.880%, due 09/06/17	7,100,000	7,100,000

Total tax-exempt commercial paper
(cost — $187,644,000)		187,644,000

Total investments (cost — $2,429,398,507 which approximates cost for federal income tax purposes) — 99.94%		2,429,398,507

Other assets in excess of liabilities — 0.06%		1,441,276

Net assets — 100.00%		$2,430,839,783

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,241,754,507	—	2,241,754,507
Tax-exempt commercial paper	—	187,644,000	—	187,644,000

Total	—	2,429,398,507	—	2,429,398,507

At July 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 7 days.

Tax-Free Master Fund

Schedule of investments — July 31, 2017 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2017 and reset periodically.

Master Trust

Valuation of investments:

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using marked-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e.,collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated April 30, 2017.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2017